Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other current assets
Schedule of other current assets

	December 31,	December 31,
	2023	2022
Other financial assets	848	3,165
Trade and other receivables	110,361	416,875
Contract asset (Indivior PLC)	40,907	181,441
Prepayments	217,008	270,394
Total other current assets	369,124	871,875